UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Comerica Securities, Inc.
Address: 201 W. Fort Street

         Detroit, MI  48226

13F File Number:  28-12565

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L Joseph Granata
Title:     Sr. Compliance Manager, VP
Phone:     313-222-7885

Signature, Place, and Date of Signing:

     L. Joseph Granata     Detroit, MI     May 11, 2009


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10331                      Comerica Bank

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     67

Form13F Information Table Value Total:     $46,340 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCON INC                      COM SHS          H01301102      795     8750 SH                                8750
AQUA AMERICA INC               COM              03836W103      701    35048 SH                               35048
AT&T INC                       COM              00206R102      222     8821 SH                                8821
BRIGGS & STRATTON CORP         COM              109043109      851    51603 SH                               51603
BRISTOL MYERS SQUIBB CO        COM              110122108      981    44740 SH                               44740
CELGENE CORP                   COM              151020104      207     4670 SH                                4670
CHEVRON CORP NEW               COM              166764100     1216    18089 SH                               18089
CISCO SYS INC                  COM              17275R102      185    11034 SH                               11034
CLOROX CO DEL                  COM              189054109      255     4950 SH                                4950
CMS ENERGY CORP                COM              125896100      682    57636 SH                               57636
COCA COLA CO                   COM              191216100      980    22302 SH                               22302
DIAGEO P L C                   SPON ADR NEW     25243Q205      744    16622 SH                               16622
DIGITAL RLTY TR INC            COM              253868103      839    25281 SH                               25281
FIRST POTOMAC RLTY TR          COM              33610F109      361    49155 SH                               49155
FLAGSTAR BANCORP INC           COM              337930101        8    10500 SH                               10500
FORD MTR CO DEL                COM PAR $0.01    345370860       32    12244 SH                               12244
GALLAGHER ARTHUR J & CO        COM              363576109      700    41202 SH                               41202
GENERAL ELECTRIC CO            COM              369604103      204    20133 SH                               20133
GENUINE PARTS CO               COM              372460105      591    19782 SH                               19782
GILEAD SCIENCES INC            COM              375558103      376     8116 SH                                8116
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      718    23115 SH                               23115
HANSEN NAT CORP                COM              411310105      279     7746 SH                                7746
HEINZ H J CO                   COM              423074103      896    27108 SH                               27108
HERCULES TECH GROWTH CAP INC   COM              427096508      526   105125 SH                              105125
HOME DEPOT INC                 COM              437076102      504    21400 SH                               21400
INTERNATIONAL BUSINESS MACHS   COM              459200101      400     4125 SH                                4125
INTUIT                         COM              461202103      221     8177 SH                                8177
ISHARES TR                     BARCLYS 1-3 YR   464287457     1747    20714 SH                               20714
ISHARES TR                     S&P500 GRW       464287309     1266    30241 SH                               30241
ISHARES TR                     IBOXX INV CPBD   464287242      760     8074 SH                                8074
ISHARES TR                     MSCI EMERG MKT   464287234      358    14412 SH                               14412
ISHARES TR                     BARCLYS US AGG B 464287226     3643    35898 SH                               35898
ISHARES TR                     BARCLYS TIPS BD  464287176     1312    12772 SH                               12772
ISHARES TR                     S&P 500 INDEX    464287200      834    10473 SH                               10473
ISHARES TR                     MSCI EAFE IDX    464287465     1449    38560 SH                               38560
ISHARES TR                     S&P MIDCAP 400   464287507     1273    26166 SH                               26166
ISHARES TR                     S&P SMLCAP 600   464287804      971    26695 SH                               26695
ISHARES TR                     BARCLYS 7-10 YR  464287440     1603    16601 SH                               16601
ISHARES TR                     S&P 500 VALUE    464287408     1163    31263 SH                               31263
ITC HLDGS CORP                 COM              465685105      818    18746 SH                               18746
JABIL CIRCUIT INC              COM              466313103      366    65793 SH                               65793
JOHNSON & JOHNSON              COM              478160104      258     4909 SH                                4909
LANCE INC                      COM              514606102     1163    55863 SH                               55863
LSI INDS INC                   COM              50216C108      692   133770 SH                              133770
MCCORMICK & CO INC             COM NON VTG      579780206      610    20638 SH                               20638
MERCK & CO INC                 COM              589331107     1009    37737 SH                               37737
MICROSOFT CORP                 COM              594918104      211    11509 SH                               11509
NATIONAL FUEL GAS CO N J       COM              636180101      909    29640 SH                               29640
OILSANDS QUEST INC             COM              678046103        8    10540 SH                               10540
ORACLE CORP                    COM              68389X105      200    11055 SH                               11055
PACKAGING CORP AMER            COM              695156109      696    53448 SH                               53448
PNC FINL SVCS GROUP INC        COM              693475105      507    17293 SH                               17293
PRECISION DRILLING TR          TR UNIT          740215108      221    82559 SH                               82559
QUALCOMM INC                   COM              747525103      285     7316 SH                                7316
SCHWAB CHARLES CORP NEW        COM              808513105      345    22229 SH                               22229
SPDR SERIES TRUST              KBW REGN BK ETF  78464A698      664    34527 SH                               34527
SYSCO CORP                     COM              871829107      568    24913 SH                               24913
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      408     9047 SH                                9047
UNILEVER N V                   N Y SHS NEW      904784709      804    41020 SH                               41020
UNITED ONLINE INC              COM              911268100      187    41899 SH                               41899
US BANCORP DEL                 COM NEW          902973304      838    57391 SH                               57391
V F CORP                       COM              918204108      801    14018 SH                               14018
VISTAPRINT LIMITED             SHS              G93762204      296    10759 SH                               10759
WASTE MGMT INC DEL             COM              94106L109      643    25120 SH                               25120
WATSCO INC                     COM              942622200      971    28536 SH                               28536
WELLS FARGO & CO NEW           COM              949746101      719    50470 SH                               50470
XTO ENERGY INC                 COM              98385X106      290     9468 SH                                9468